Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Commitments	The Company has the following contractual commitments:
Year	Description	CAD $	USD $
2021	Equipment lease	2,397	1,759
2022	Equipment lease	1,199	880